Segment information - Adjustment to EBITDA (Details) - BRL (R$)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Gain on fair value adjustments		R$ 1,516,458,000
Loss from associates and joint ventures	(20,372,000)	(17,077,000)
Impairment loss (reversal of impairment loss) recognised in profit or loss	88,871,000
Income (loss) on disposal and write-off of non-current assets	(32,052,000)	46,306,000
Provision/(reversals) for losses on ICMS credits (note 13.1)	(13,211,000)	45,765,000
Expenses on Asset Acquisition and Business Combinations	(15,062,000)
Restructuring expenses	(7,534,000)	(23,000)
Other	652,000	146,000
Adjustments to EBITDA	R$ 1,643,000	R$ (109,317,000)